Long-Duration Contracts	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Long-Duration Contracts
(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

[1]

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
[2]	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.